UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Fixed-Income Shares, Inc. - Government STIF Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 90.1%
Federal Farm Credit Banks
2/19/16 (a)	0.128%	$132,000	$131,995,555
12/07/15 (a)	0.128%	45,000	44,998,053
8/16/16 (a)	0.132%	50,000	50,000,000
3/15/16 (a)	0.137%	110,000	110,019,202
4/18/16 (a)	0.138%	100,000	99,994,146
2/01/16 (a)	0.139%	45,000	44,999,164
8/21/15 (a)	0.146%	39,250	39,251,222
9/02/15 (a)	0.149%	1,600	1,600,023
9/28/15 (a)	0.150%	2,000	2,000,092
4/15/16 (a)	0.157%	90,000	90,028,033
11/10/15 (a)	0.159%	25,000	25,001,906
4/04/16 (a)	0.160%	22,500	22,498,623
8/20/15 (a)	0.168%	30,000	30,000,369
8/21/15	0.180%	2,000	2,000,077
8/03/15 (a)	0.185%	13,400	13,400,000
9/11/15 (a)	0.186%	45,000	45,004,923
9/14/15 (a)	0.186%	1,400	1,400,067
10/08/15 (a)	0.187%	250	250,014
11/19/15 (a)	0.188%	700	700,021
10/01/15 (a)	0.189%	2,800	2,800,177
9/09/15	0.190%	5,500	5,500,406
1/19/16 (a)	0.198%	2,750	2,750,538
6/06/16 (a)	0.203%	10,000	10,005,763
12/18/15 (a)	0.210%	15,000	15,003,702
8/26/16 (a)	0.211%	23,500	23,518,630
9/22/15 (a)	0.214%	3,140	3,140,269
6/02/16 (a)	0.219%	25,675	25,693,156
11/02/15	0.230%	800	800,091
4/22/16 (a)	0.240%	17,500	17,512,097
4/20/16 (a)	0.258%	2,500	2,501,807
8/25/15	0.280%	15,000	15,001,317
8/17/15	0.300%	2,000	2,000,115
1/19/16	0.300%	5,000	5,002,662
8/03/15 (a)	0.340%	1,190	1,190,000
11/04/15	0.350%	5,000	5,002,579
8/17/15	0.550%	11,563	11,564,779
9/15/15	0.550%	1,750	1,750,792
8/10/15	4.700%	760	760,668
12/16/15	4.875%	4,000	4,069,283
8/24/15	5.330%	770	772,312
2/26/16 (a)	0.191%	130,776	130,810,052
10/26/15 (a)	0.221%	145,000	145,030,411
10/01/15 (a)	0.189%	2,450	2,450,293

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Farm Credit Discount Notes
8/25/15	0.050%	$50,000	$49,998,472
9/09/15	0.067%	15,000	14,998,967
1/06/16	0.150%	10,000	9,993,500
1/14/16	0.155%	7,000	6,995,057
2/12/16	0.235%	27,000	26,965,984
Federal Home Loan Bank
1/15/16 (a)	0.117%	200,000	200,000,000
8/28/15	0.125%	10,000	9,999,812
10/15/15 (a)	0.127%	50,000	49,999,496
10/27/15 (a)	0.136%	100,000	99,999,412
1/08/16 (a)	0.137%	75,000	74,998,362
11/20/15 (a)	0.138%	4,750	4,750,083
8/24/15	0.140%	117,815	117,814,088
10/14/15 (a)	0.151%	27,000	27,000,280
11/27/15 (a)	0.153%	15,000	15,000,163
12/11/15	0.160%	45,000	44,995,921
9/03/15 (a)	0.178%	102,000	102,001,268
10/07/15 (a)	0.179%	90,000	90,004,320
9/14/15 (a)	0.181%	5,770	5,770,119
9/29/15	0.190%	160,000	160,025,078
10/14/15	0.190%	17,000	17,000,572
8/19/15 (a)	0.200%	23,500	23,500,644
9/18/15	0.200%	3,000	3,000,043
9/25/15	0.200%	10,000	10,001,125
9/29/15	0.200%	77,000	77,009,194
8/14/15 (a)	0.220%	60,000	60,001,478
8/28/15	0.230%	2,975	2,975,121
8/28/15	0.375%	9,840	9,841,654
3/18/16	0.400%	25,800	25,800,000
9/21/15	0.450%	3,000	3,001,275
9/18/15	0.480%	3,000	3,001,144
8/20/15	1.630%	100,000	100,068,950
9/11/15	4.750%	540	542,652
Federal Home Loan Bank Discount Notes
9/04/15	0.084%	100,000	99,992,534
9/23/15	0.087%	71,336	71,327,207
9/11/15	0.090%	50,000	49,995,125
9/16/15	0.090%	200,000	199,978,000
9/18/15	0.090%	200,000	199,977,000
10/16/15	0.090%	50,000	49,990,750
10/02/15	0.092%	200,000	199,969,332
8/26/15	0.093%	50,000	49,997,029
10/14/15	0.093%	100,000	99,981,400
10/09/15	0.094%	70,521	70,508,663
8/07/15	0.095%	50,000	49,999,472
8/19/15	0.095%	50,000	49,997,889
10/07/15	0.095%	93,391	93,374,981
10/09/15	0.095%	7,764	7,762,627
10/21/15	0.095%	100,000	99,979,152
8/12/15	0.096%	50,000	49,998,800
8/14/15	0.099%	50,000	49,998,487
8/19/15	0.140%	20,000	19,998,756
8/26/15	0.140%	11,000	10,999,016
9/16/15	0.195%	19,500	19,495,353
1/15/16	0.220%	3,100	3,096,874
1/20/16	0.220%	4,700	4,695,117

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp.
10/16/15 (a)	0.167%	$335,000	$335,046,355
11/25/15 (a)	0.181%	90,000	90,011,268
9/18/15	0.420%	30,525	30,536,426
9/04/15	0.450%	17,550	17,554,256
8/28/15	0.500%	48,910	48,923,348
9/25/15	0.500%	26,250	26,261,734
9/10/15	1.750%	40,793	40,860,920
Federal Home Loan Mortgage Corp. Discount Notes
1/04/16	0.148%	8,500	8,494,637
1/11/16	0.149%	100,000	99,933,364
1/04/16	0.150%	62,075	62,035,168
1/11/16	0.150%	72,000	71,951,700
Federal National Mortgage Association
8/05/15 (a)	0.158%	150,000	150,000,402
8/15/16 (a)	0.207%	20,000	20,015,399
8/26/16 (a)	0.211%	13,190	13,200,456
4/01/16 (a)	0.234%	1,180	1,180,113
8/28/15	0.350%	25,000	25,004,073
8/24/15 (a)	0.450%	177,900	177,937,362
9/28/15	0.500%	62,836	62,874,682
10/26/15	1.625%	10,656	10,691,967
9/09/15	1.875%	1,500	1,502,599
9/21/15	2.000%	6,203	6,218,332
10/15/15	4.375%	3,292	3,319,212
Federal National Mortgage Association Discount Notes
9/02/15	0.055%	26,949	26,947,765
12/01/15	0.140%	14,250	14,243,350
8/26/15	0.145%	10,000	9,999,074
1/06/16	0.148%	116,000	115,925,605
1/04/16	0.150%	10,008	10,001,578
9/16/15	0.160%	36,000	35,992,960
U.S. Treasury Notes
1/31/16 (a)	0.095%	400,000	399,997,235
4/30/16 (a)	0.119%	230,000	230,026,937
8/15/15	0.250%	50,000	50,002,571
9/15/15	0.250%	250,000	250,044,807
2/15/16	0.375%	50,000	50,060,902
8/31/15	1.250%	50,000	50,043,494
1/31/16	2.000%	50,000	50,447,214

			6,785,228,452

Repurchase Agreements - 9.9%
Bank of America NA 0.12%, dated 7/31/15 due 8/03/15 in the amount of $200,002,000 (collateralized by $165,634,700 U.S. Treasury Bond and U.S. Treasury Note, 2.00% to 8.75% due 8/15/20 to 2/28/21, value $204,000,037)		200,000	200,000,000
Federal Reserve Bank NY 0.05%, dated 7/31/15 due 8/03/15 in the amount of $50,000,208 (collateralized by $47,564,700 U.S. Treasury Bond, 3.125% due 2/15/42, value $50,000,256)		50,000	50,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
HSBC USA, Inc. 0.12%, dated 7/31/15 due 8/03/15 in the amount of $50,000,500 (collateralized by $50,360,000 U.S. Treasury Bond, 1.00% due 7/31/16 to 8/15/44, value $51,002,636)		$50,000	$50,000,000
Mizuho Securities USA, Inc. 0.15%, dated 7/31/15 due 8/03/15 in the amount of $200,002,500 (collateralized by $201,103,000 U.S. Treasury Note, 2.00% due 8/31/21, value $204,002,550)		200,000	200,000,000
RBC Capital Markets 0.14%, dated 7/31/15 due 8/03/15 in the amount of $75,000,875 (collateralized by $91,993,134 Federal Home Loan Mortgage Company, Federal National Mortgage and Government National Mortgage Association, 1.75% to 4.00% due 11/01/28 to 7/20/45, value $76,500,00)		75,000	75,000,000
Toronto-Dominion Bank NY 0.13%, dated 7/31/15 due 8/03/15 in the amount of $165,701,795 (collateralized by $169,079,300 Federal Farm Credit Systemwide Bonds, Federal Home Loan Bank and U.S. Treasury Note, Zero Coupon to 5.00% due 9/30/15 to 12/30/38, value $169,014,063)		165,700	165,700,000

			740,700,000

Total Investments - 100.0% (cost $7,525,928,452) (b)			7,525,928,452
Other assets less liabilities - 0.0%			2,829,622

Net Assets - 100.0%			$7,528,758,074

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(b)	As of July 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Fixed-Income Shares, Inc. - Government STIF Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$6,785,228,452		$	– 0	–	$6,785,228,452
Repurchase Agreements		740,700,000		– 0	–		– 0	–	740,700,000

Total Investments in Securities		740,700,000		6,785,228,452			– 0	–	7,525,928,452
Other Financial Instruments		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$740,700,000		$6,785,228,452		$	– 0	–	$7,525,928,452

^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 21, 2015